Trade and Other Receivables - Schedule of Aging of Receivables that are Past Due the Average Credit Period (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	[1]	$ 9,166,007	$ 8,332,937
30 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		11,020	21,842
31 days to 60 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		661,020	23,193
61 days to 210 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		45,307	234,297
211 days to 240 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		490	879
241 days to 1 year [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		$ 8,448,170	$ 8,052,726

[1]	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.